Debt (Total Debt Schedule) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2011
Debt Instrument [Line Items]
Commercial Paper	$ 2,591	$ 905	$ 2,600
Short-term debt	2,591	2,042
Long term debt	4,717	2,235
Total debt	7,308	4,277
2018 Senior Notes (2.5% senior unsecured notes due October 15, 2018)
Debt Instrument [Line Items]
Senior Notes	597	595
Two Thousand Twenty Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	1,239	0
2023 Senior Notes (4.0% senior unsecured notes due October 15, 2023)
Debt Instrument [Line Items]
Senior Notes	789	787
Two Thousand Twenty Five Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	1,240	0
NYSE Euronext USD Notes (2.0% senior unsecured notes due October 5, 2017)
Debt Instrument [Line Items]
Senior Notes	852	853
Revolving Facility
Debt Instrument [Line Items]
Credit Facilities	$ 0	$ 1,137